Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes To Financial Statements [Abstract]
Subsequent Events

The Company evaluates events that have occurred after the balance sheet date but before the financial statements are issued.

Short term notes payable – related party

On October 10, 2018, the Company entered into short term notes payable with Shri P. Parikh, the President of the Company, in the total principal amount of $100,000 with an interest rate of 5% per annum. The principal and accrued interest are due and payable on the earlier of (i) one day after receipt of payment from Johnfk Medical Inc. and (ii) six months from the date of issuance and (iii) the acceleration of the maturity of the short term note by the holder upon the occurrence of an event of default.

Consulting agreement

On October 17, 2018, the Company and a vendor agreed to settle a portion of a previously incurred fee for services in Common Stock in lieu of cash. On October 17, 2018, the Company issued 426,176 shares for services rendered May 2017 through February 2018. Non-cash general and administrative expense of $15,000 and $60,000 was recorded in 2018 and 2017, respectively.

Line of credit – related parties

On November 12, 2018, the Company entered into an amendment to the line of credit agreement with A. Michael Stolarski, a member of the Company’s board of directors and an existing shareholder of the Company. The line of credit was increased to $1,000,000 with an annualized interest rate of 6%. The line of credit may be called for payment upon demand of the holder. On October 5, 2018 and October 23, 2018, the Company received $15,000 and $40,000, respectively, as an increase in the line of credit.

Short term notes payable

On November 8, 2018, the Company entered into short term notes payable with five individuals in the total principal amount of $306,000 with an interest rate of 10% per annum. The principal and accrued interest are due and payable six months from the date of issuance or receipt of notice of warrant exercise.

Joint venture incorporated

On November 9, 2018, the joint venture entity with Johnfk Medical Inc. ("FKS") was incorporated in the Republic of Singapore with the name of Holistic Wellness Alliance Pte. Ltd. (“HWA”). The Company previously was a party to a distribution and licensing agreement with FKS.  HWA was formed as a joint venture of the Company and FKS for the manufacture, sale and distribution of the Company’s dermaPACE® and orthoPACE® devices. Under the JV Agreement, the Company and FKS each hold shares constituting fifty percent of the issued share capital of HWA. The Company provides to HWA FDA and CE approved products for an agreed cost, access to treatment protocols, training, marketing and sales materials and management expertise, and FKS provides to HWA capital, human capital and sales resources in Singapore, Malaysia, Brunei, Cambodia, Myanmar, Laos, Indonesia, Thailand, Philippines and Vietnam, certain reports and identification of new key opinion leaders as well as clinical trial and poster access availability. The JV Agreement also established the corporate governance of HWA, including a five-person board of directors consisting of two directors designated by the Company, two directors designated by FKS, and a third director appointed jointly by the parties.

Employment Agreement for Chief Financial Officer

On November 30, 2018, the Company entered into an Employee/Employer Agreement (the “Agreement”) with Kevin Richardson to be hired to serve as Chief Executive Officer of the Company effective November 30, 2018. Mr. Richardson will continue to serve as Chairman of the Board of Directors of the Company.

Convertible Promissory Notes

Subsequent offerings were closed on January 10, 2018, and February 2, 2018, at which time $1,496,000 and $100,000, respectively, aggregate principal amount of 10% Convertible Promissory Notes were issued and the funds paid to the Company. On January 10, 2018, and February 2, 2018, the Company issued 13,599,999 and 909,091, respectively, Class N Warrants in connection with the subsequent closings of the 10% Convertible Promissory Notes.

Convertible Promissory Note

On January 29, 2018, the Company entered into a 10% convertible promissory note (the “10% Convertible Promissory Note”) with an accredited investor. The Company intends to use the proceeds from the 10% Convertible Promissory Notes for payment of services to Union Square and the account of the attorney updating the Registration Statement on Form S-1 of the Company filed under the Securities Act of 1933, as amended, on January 3, 2017 (File No. 333-213774), which registration statement shall also register the shares issuable upon conversion of the 10% Convertible Promissory Note and issuable upon the exercise of a Class N common stock purchase warrant issued to Holder concurrently with the issuance of this 10% Convertible Promissory Note.

The 10% Convertible Promissory Note has a six month term from the subscription date and the note holders can convert the 10% Convertible Promissory Note at any time during the term to the number of shares of Company common stock, $0.001 par value (the “Common Stock”), equal to the amount obtained by dividing (i) the amount of the unpaid principal and interest on the note by (ii) $0.11.

The 10% Convertible Promissory Note include a warrant agreement (the “Class N Common Stock Purchase Warrant”) to purchase Common Stock equal to the amount obtained by dividing the (i) sum of the principal amount, by (ii) $0.11. The Class N Common Stock Purchase Warrant expires on March 17, 2019. On January 29, 2018, the Company issued 650,000 Class N Common Stock Purchase Warrants in connection with the 10% Convertible Promissory Note.

Warrant Exercise

On February 23, 2018, the Company issued 100,000 shares of common stock upon the exercise of 100,000 Class O Warrants to purchase shares of stock for $0.11 per share under the terms of the Class O Warrant agreement.

Cashless Warrant Exercise

On January 11, 2018, the Company issued 50,432 shares of common stock upon the cashless exercise of 59,000 Series A Warrants to purchase shares of stock for $0.0334 per share based on a current market value of $0.23 per share as determined under the terms of the Series A Warrant agreement.

On February 14, 2018, the Company issued 229,515 shares of common stock upon the cashless exercise of 400,000 Class L Warrants to purchase shares of stock for $0.08 per share based on a current market value of $0.1877 per share as determined under the terms of the Class L Warrant Private Offering agreement.

On March 2, 2018, the Company issued 407,461 shares of common stock upon the cashless exercise of 600,000 Class L Warrants to purchase shares of stock for $0.08 per share based on a current market value of $0.2493 per share as determined under the terms of the Class L Warrant Private Offering agreement.

On March 9, 2018, the Company issued 251,408 shares of common stock upon the cashless exercise of 271,000 Series A Warrants to purchase shares of stock for $0.0334 per share based on a current market value of $0.462 per share as determined under the terms of the Series A Warrant agreement.

Consulting Agreement

In November 2017, the Company entered into a three month consulting agreement for which a portion of the fee for the services was to be paid with Company common stock. The number of shares to be paid with Company common stock was calculated by dividing the amount of the fee to be paid with Company common stock of $4,000 by the Company stock price at the close of business on the eighth business day of each month. The Company issued 18,182 shares on January 9, 2018, for the third month of the agreement. The $4,000 was recorded as a non-cash general and administrative expense for each of the first two months of the agreement.

New Agreements

On January 26, 2018, the Company, entered into a Master Equipment Lease with NFS Leasing Inc. to provide financing for equipment purchases to enable the Company to begin placing the dermaPACE System in the marketplace. This agreement provides for a lease line of up to $1,000,000 with a lease term of 36 months, and grants NFS a security interest in the Company’s accounts receivable, personal property and money and deposit accounts of the Company.

On February 13, 2018, the Company, entered into an Agreement for Purchase and Sale, Limited Exclusive Distribution and Royalties, and Servicing and Repairs with Premier Shockwave Wound Care, Inc., a Georgia Corporation (“PSWC”), and Premier Shockwave, Inc., a Georgia Corporation (“PS”). The agreement provides for the purchase by PSWC and PS of dermaPACE System and related equipment sold by the Company and includes a minimum purchase of 100 units over 3 years. The agreement grants PSWC and PS limited but exclusive distribution rights to provide dermaPACE Systems to certain governmental healthcare facilities in exchange for the payment of certain royalties to the Company. Under the agreement, the Company is responsible for the servicing and repairs of such dermaPACE Systems and equipment. The agreement also contains provisions whereby in the event of a change of control of the Company (as defined in the agreement), the stockholders of PSWC have the right and option to cause the Company to purchase all of the stock of PSWC, and whereby the Company has the right and option to purchase all issued and outstanding shares of PSWC, in each case based upon certain defined purchase price provisions and other terms. The agreement also contains certain transfer restrictions on the stock of PSWC. Each of PS and PSWC is owned by Anthony Michael Stolarski, a member of